Off balance sheet commitments and lease contracts - Impact of application of IFRS 16 (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Initial application
Fixed assets	$ 106,559	$ 108,335	$ 116,408	$ 113,324
Net debt	$ (28,854)	$ (37,139)	$ (31,124)
IFRS 16 | Increase (decrease) due to application of new IFRS
Initial application
Fixed assets				5,698
Net debt				(5,505)
Other assets and liabilities				$ (193)
Weighted average incremental borrowing rate				4.50%
Right of use				$ 5,698
IFRS 16 | Increase (decrease) due to application of new IFRS | Buildings
Initial application
Right of use				2,278
IFRS 16 | Increase (decrease) due to application of new IFRS | Machinery, plant and equipment
Initial application
Right of use				2,632
IFRS 16 | Increase (decrease) due to application of new IFRS | Other
Initial application
Right of use				$ 788